Leases - Operating Lease Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2023	$ 2,484
2024	2,235
2025	824
2026	603
2027 and thereafter	3,166
Total remaining lease payments	9,312
Less imputed interest	(1,073)
Present value of lease liability	8,239	$ 3,068	$ 1,415
Total current	2,176	985
Total non-current	$ 6,063	$ 2,083